Other Assets	6 Months Ended
Jun. 30, 2023
Other Assets Current And Non Current [Abstract]
Other Assets
8.
OTHER ASSETS

	December 31,	June 30,
Current	2022	2023
Prepayments	$2,942,936	$1,108,278
Refundable deposits	1,033,414	1,026,789
	$3,976,350	$2,135,067

The prepayments are the advanced funds paid to the Company’s contract research organizations (“CROs”) for commencement of the Company’s clinical trials and related preparation work.

The refundable deposits are the receivables due from the Company’s CRO upon the project completion and office deposits refundable in normal business course. All refundable deposits are current as of December 31, 2022, and June 30, 2023.